Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 83	$ 62
Valuation allowance	83	62
Undistributed earnings of foreign subsidiaries	1,000
Deferred tax liabilities, undistributed foreign earnings	120
Tax reserves	138	119	$ 173	$ 103
Impact on effective tax rate if tax reserves were unnecessary	138
Accrued interest, related to income taxes in the balance sheet	39
Additional tax expense related to interest	12	$ 15
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	$ 5